(36) NON-CASH TRANSACTIONS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Non-cash Transaction
Interest capitalized	R$ 25,641	R$ 28,606
Repayment of intercompany loans with of noncontrolling shareholders' dividends	81	377
Provision for environmental costs capitalized in property, plant and equipment	83,334	1,684
Transfers between property, plant and equipment, intangible and other assets	R$ 1,662	R$ 5,515